Courseware (Schedule of Courseware, Net) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	2,142,861	2,104,038	2,097,538
Accumulated amortization	(2,015,368)	(1,995,156)	(1,889,443)
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095